Note 7 - Notes Payable (Details Textual) - USD ($)	Mar. 08, 2024	Feb. 01, 2023	Jun. 15, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Sucampo Note [Member]
Long-Term Debt			$ 6,200,000	$ 4,300,000	$ 5,400,000	$ 6,400,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Repayments of Long-Term Debt		$ 1,000,000
Interest Payable		295,000		$ 87,000	$ 238,000	243,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities		$ 260,000
Debt Instrument, Periodic Payment			$ 1,000,000
Debt Instrument, Face Amount			$ 6,200,000
Sucampo Note [Member] | Subsequent Event [Member]
Repayments of Long-Term Debt	$ 1,000,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 259,000
Tillotts Note [Member]
Long-Term Debt						700,000
Debt Instrument, Face Amount						$ 650,000